FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	£ 11,048	£ 21,595
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	8,324	28,438
Gross carrying amount [member] | Deposits From Banks [Member] | Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	18,105	21,170
Gross carrying amount [member] | Deposits from Customers [Member] | Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	9,530	1,818
At fair value [member] | Deposits From Banks [Member] | Collateral Pledged [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	17,545	19,615
At fair value [member] | Deposits from Customers [Member] | Collateral Pledged [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	£ 9,221	£ 1,710